Equity - Summary of Other Miscellaneous Reserves Within Equity (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reserve for Tender Offer of Endesa Americas and Withdrawal Rights
Disclosure Of Other Reserves [Line Items]
Charge to other reserves	$ 56,578
Other reserve due to exercise of withdrawal rights and adjustment	$ 523
Reserve for Capital Increase year 2019
Disclosure Of Other Reserves [Line Items]
Expenses related to issuance and placement of shares		$ 20,797